Convertible Notes	12 Months Ended
Dec. 31, 2020
Convertible Notes
Convertible Notes

8.Convertible Notes

On March 17, 2016, the Corporation issued unsecured convertible notes (the “2016 Notes”) for gross proceeds of $38.5  (C$50.0) million and a maturity date of March 17, 2023. On March 17, 2020, the Corporation issued a second round of unsecured convertible notes (the "2020 Notes") for gross proceeds of $35.0  (C$47.6) million and a maturity date of March 17, 2027. Both sets of notes, collectively the “Convertible Notes”, have identical features and bear interest at a rate of 0.05% per annum, payable annually in cash or common shares (at the Corporation’s election) or added to the principal and payable on maturity. Upon maturity, and for each set of notes, the outstanding principal amount is due and payable in cash unless converted in advance of that date. The holders of the Convertible Notes may convert any portion of their Convertible Notes at any time prior to the maturity date into common shares of the Corporation, at a price of C$3.541 per share for the 2016 Notes and a price of C$4.655 for the 2020 Notes. If there is an equity financing completed at 95% of the conversion price, or below, the conversion price is adjusted downward. The Convertible Notes can be redeemed by the Corporation after four years with not more than 60‑days written notice and not less than 30‑days written notice when the Corporation’s common shares reach a volume weighted average trading price for 20 consecutive trading days of C$7.082 or higher for the 2016 Notes and C$9.31 or higher for the 2020 Notes. Following the notice of redemption, but prior to the redemption date, the holders may convert their Convertible Notes to be redeemed into common shares at the then-current conversion price.

The terms for the 2020 Notes were announced on March 10, 2020, for gross proceeds of $35.0 million at a USD:CAD exchange rate of 1:1.36  (C$47.6 million due and payable upon maturity). The 2020 Notes were issued on March 17, 2020, with a USD:CAD exchange rate of 1:1.42; this movement resulted in a foreign exchange gain on the date of issuance.

Each set of Convertible Notes are deemed to contain an embedded derivative (collectively, the “Convertible Note Derivatives”) relating to the conversion option. The Convertible Note Derivatives were valued upon initial recognition at fair value using partial differential equation methods. At inception, for each set of notes, the face value of the notes was reduced by the estimated fair value of the related convertible note derivative and the transaction costs. See below for additional detail of initial value upon issuance of each set of notes:

	2020 Notes	2016 Notes
Gross proceeds upon issuance	$35,000,000	$38,508,431
Foreign exchange gain	(1,419,753)	—
Face value of convertible note	$33,580,247	$38,508,431
Estimated fair value of embedded derivative	(17,197,994)	(19,771,572)
Transaction costs	(213,575)	(429,723)
Convertible note liability, net	$16,168,678	$18,307,136

On August 26, 2020, convertible notes in the aggregate principal amount of C$82,102,500  (C$34,502,500 of the 2016 Notes and C$47,600,000 for all 2020 Notes), were converted for 19,969,280 common shares of Perpetua Resources. The remaining Convertible Notes are measured at amortized cost and will be accreted to maturity over the term using the effective interest method. The expected value of the remaining 2016 Notes at maturity is $12.1 million (C$15.4 million) based on the exchange rate at December 31, 2020 (2019 - $38.4 million (C$49.9 million)).

During March 2020, the fourth annual interest payment was made to the 2016 Note holders in cash, in the amount of $18,353 (2019 - $18,727). During August 2020, pro-rated interest payments were made to Note holders of the converted Notes, in cash, in the amount of $14,169.

The components of the Convertible Notes are summarized as follows, including conversion related activity up to and on August 26, 2020:

Convertible Notes
Balance, December 31, 2018	$23,433,664
Accretion and interest expense	2,684,458
Interest payments	(18,727)
Foreign exchange adjustments	1,236,979
Balance, December 31, 2019	$27,336,373
Additions	16,168,678
Conversions	(38,674,790)
Accretion and interest expense	3,129,157
Interest payments	(32,521)
Foreign exchange adjustments	1,635,396
Balance, December 31, 2020	$9,562,293